Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We grant most equity-based awards on a predetermined schedule aligned with the annual executive compensation review cycle, whereby the Compensation Committee approves grants to executive officers and other employees at the Board’s February meeting, which is generally set at least one year in advance of the meeting. For 2025, equity grants were approved approximately one week prior to our release of earnings for the prior year. From time to time, the Compensation Committee may grant additional one-time equity-based awards to key employees. We do not currently grant stock options to employees.
The Compensation Committee does not take into account material non-public information when determining the timing and terms of equity-based awards, and the Company does not time the disclosure of material non-public information for the purpose of affecting the value of executive compensation.

Award Timing Method
We grant most equity-based awards on a predetermined schedule aligned with the annual executive compensation review cycle, whereby the Compensation Committee approves grants to executive officers and other employees at the Board’s February meeting, which is generally set at least one year in advance of the meeting.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered
The Compensation Committee does not take into account material non-public information when determining the timing and terms of equity-based awards, and the Company does not time the disclosure of material non-public information for the purpose of affecting the value of executive compensation.

MNPI Disclosure Timed for Compensation Value	false